Expense Example - GUARDIAN CAPITAL DIVIDEND GROWTH FUND - Institutional Shares	Feb. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,231